Guarantor/Non-Guarantor Subsidiary Financial Information (Statement of Cash Flow) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 175	$ 401	$ 1,206	$ 818	$ 1,204
Investing activities:
Capital expenditures, net	(33)	(45)	(246)	(259)	(220)
Expenditures for cable and satellite television distribution rights, net	(25)	(2)	(2)	(2)	(4)
Cash paid for acquisitions of businesses, net of cash received	0	(16)	(95)
Changes in other noncurrent assets	(4)	0	(3)	4	(7)
Intercompany investing activities	0	0
Net cash used in investing activities	(62)	(63)	(344)	(256)	(9)
Financing activities:
Principal payments of debt and capital lease obligations	(1,168)	(319)	(1,246)	(837)	(4,142)
Principal borrowings of debt from senior secured credit facility	240	275	1,717	465	1,905
Proceeds from issuance of senior secured notes	1,050	0	500		1,000
Payment of debt origination fees	(14)	0	(7)		(27)
Payment of bond premium fees	(33)	0
Other financing activities	4	0	20
Dividends paid to Liberty, net	(244)	(238)	(1,817)	(205)	(9)
Dividend paid to noncontrolling interest	(25)	(29)	(29)	(50)	(63)
Net short-term intercompany debt (repayments) borrowings	0	0
Intercompany financing activities	0	0
Net cash used in financing activities	(190)	(311)	(862)	(627)	(1,336)
Effect of foreign exchange rate changes on cash and cash equivalents	(24)	(9)	(20)	4	14
Net (decrease) increase in cash and cash equivalents	(101)	18	(20)	(61)	(127)
Cash and cash equivalents, beginning of period	540	560	560	621	748
Cash and cash equivalents, end of period	439	578	540	560	621
Parent company
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	101	264	618	328	773
Investing activities:
Capital expenditures, net	(8)	(7)	(69)	(87)	(25)
Expenditures for cable and satellite television distribution rights, net	0	0
Cash paid for acquisitions of businesses, net of cash received		0
Changes in other noncurrent assets	(3)	2	(14)	12	1
Intercompany investing activities	245	135	346	382	380
Net cash used in investing activities	234	130	265	308	358
Financing activities:
Principal payments of debt and capital lease obligations	(1,167)	(315)	(1,237)	(825)	(4,131)
Principal borrowings of debt from senior secured credit facility	240	275	1,717	465	1,905
Proceeds from issuance of senior secured notes	1,050		500		1,000
Payment of debt origination fees	(14)		(7)		(27)
Payment of bond premium fees	(33)
Other financing activities	4		20
Dividends paid to Liberty, net	(244)	(238)	(1,817)	(205)	(9)
Dividend paid to noncontrolling interest	0	0
Net short-term intercompany debt (repayments) borrowings	(142)	(89)	74	(83)	97
Intercompany financing activities	(101)	0	(61)	(29)
Net cash used in financing activities	(407)	(367)	(811)	(677)	(1,165)
Effect of foreign exchange rate changes on cash and cash equivalents	0	0
Net (decrease) increase in cash and cash equivalents	(72)	27	72	(41)	(34)
Cash and cash equivalents, beginning of period	75	3	3	44	78
Cash and cash equivalents, end of period	3	30	75	3	44
Guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	77	83	413	380	371
Investing activities:
Capital expenditures, net	0	(1)	(5)	(8)	(1)
Expenditures for cable and satellite television distribution rights, net	(24)	(1)	(1)	(2)	(2)
Cash paid for acquisitions of businesses, net of cash received		0
Changes in other noncurrent assets	2	(1)	(1)
Intercompany investing activities	104	121	217	190	324
Net cash used in investing activities	82	118	210	180	321
Financing activities:
Principal payments of debt and capital lease obligations	0	0
Principal borrowings of debt from senior secured credit facility	0	0
Proceeds from issuance of senior secured notes	0
Payment of debt origination fees	0
Payment of bond premium fees	0
Other financing activities	0
Dividends paid to Liberty, net	0	0
Dividend paid to noncontrolling interest	0	0
Net short-term intercompany debt (repayments) borrowings	96	28	(104)	93	14
Intercompany financing activities	(252)	(235)	(577)	(590)	(739)
Net cash used in financing activities	(156)	(207)	(681)	(497)	(725)
Effect of foreign exchange rate changes on cash and cash equivalents	0	0
Net (decrease) increase in cash and cash equivalents	3	(6)	(58)	63	(33)
Cash and cash equivalents, beginning of period	165	223	223	160	193
Cash and cash equivalents, end of period	168	217	165	223	160
Non-guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(3)	54	175	110	60
Investing activities:
Capital expenditures, net	(25)	(37)	(172)	(164)	(194)
Expenditures for cable and satellite television distribution rights, net	(1)	(1)	(1)		(2)
Cash paid for acquisitions of businesses, net of cash received		(16)	(95)
Changes in other noncurrent assets	(3)	(1)	12	(8)	(8)
Intercompany investing activities	0	0
Net cash used in investing activities	(29)	(55)	(256)	(172)	16
Financing activities:
Principal payments of debt and capital lease obligations	(1)	(4)	(9)	(12)	(11)
Principal borrowings of debt from senior secured credit facility	0	0
Proceeds from issuance of senior secured notes	0
Payment of debt origination fees	0
Payment of bond premium fees	0
Other financing activities	0
Dividends paid to Liberty, net	0	0
Dividend paid to noncontrolling interest	(25)	(29)	(29)	(50)	(63)
Net short-term intercompany debt (repayments) borrowings	46	61	30	(10)	(111)
Intercompany financing activities	4	(21)	75	47	35
Net cash used in financing activities	24	7	67	(25)	(150)
Effect of foreign exchange rate changes on cash and cash equivalents	(24)	(9)	(20)	4	14
Net (decrease) increase in cash and cash equivalents	(32)	(3)	(34)	(83)	(60)
Cash and cash equivalents, beginning of period	300	334	334	417	477
Cash and cash equivalents, end of period	268	331	300	334	417
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	0	0
Investing activities:
Capital expenditures, net	0	0
Expenditures for cable and satellite television distribution rights, net	0	0
Cash paid for acquisitions of businesses, net of cash received		0
Changes in other noncurrent assets	0	0
Intercompany investing activities	(349)	(256)	(563)	(572)	(704)
Net cash used in investing activities	(349)	(256)	(563)	(572)	(704)
Financing activities:
Principal payments of debt and capital lease obligations	0	0
Principal borrowings of debt from senior secured credit facility	0	0
Proceeds from issuance of senior secured notes	0
Payment of debt origination fees	0
Payment of bond premium fees	0
Other financing activities	0
Dividends paid to Liberty, net	0	0
Dividend paid to noncontrolling interest	0	0
Net short-term intercompany debt (repayments) borrowings	0	0
Intercompany financing activities	349	256	563	572	704
Net cash used in financing activities	349	256	563	572	704
Effect of foreign exchange rate changes on cash and cash equivalents	0	0
Net (decrease) increase in cash and cash equivalents	0	0
Cash and cash equivalents, beginning of period	0	0	0
Cash and cash equivalents, end of period	$ 0	$ 0	$ 0	$ 0